SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Inventory Disclosure [Abstract]
Raw materials	$ 355,280	$ 360,097
Finished goods	1,258,129	1,012,182
Work in progress	96,174	141,479
Inventories	$ 1,709,583	$ 1,513,758